Fair Values Measurements - Measured on Nonrecurring Basis (Table) (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial Assets at fair value		$ 74,870	$ 45,605
Net investment in the lease
Disclosure of fair value measurement of assets [line items]
Financial Assets at fair value		300	471
Intercompany receivable loan from parent (related party)
Disclosure of fair value measurement of assets [line items]
Financial Assets at fair value		69,833	68,966
2025 Notes
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value		(542,380)
2022 Notes
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value			(368,306)
Term Loan B Facility
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value			(97,510)
Notes payable, including current portion
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value		(17,842)	(22,469)
Other long-term indebtness, including current portion
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value		(42,163)	(24,839)
Level 1 | Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial Assets at fair value		74,870	45,605
Level 1 | Net investment in the lease
Disclosure of fair value measurement of assets [line items]
Financial Assets at fair value		300	471
Level 1 | 2025 Notes
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value		(542,380)
Level 1 | 2022 Notes
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value			(368,306)
Level 2 | Intercompany receivable loan from parent (related party)
Disclosure of fair value measurement of assets [line items]
Financial Assets at fair value		69,833	68,966
Level 2 | Term Loan B Facility
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value			(97,510)
Level 2 | Notes payable, including current portion
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value	[1]	(17,842)	(22,469)
Level 2 | Other long-term indebtness, including current portion
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value	[1]	$ (42,163)	$ (24,839)

[1]	The fair value of the Company’s debt is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities as well as taking into account our creditworthiness.